Cash collateral on securities and reverse repurchase agreements	12 Months Ended
Dec. 31, 2017
Cash collateral on securities and reverse repurchase agreements
Cash collateral on securities and reverse repurchase agreements

8.     Cash collateral on securities and reverse repurchase agreements:

(a)

The Bank provides financing to its customers through “Receivables from Repurchase Agreements and Security Borrowing”, in which the financial instrument serves as collateral. As of December 31, 2016 and 2017, the Bank has the following receivables resulting from such transactions:

	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank
Central Bank bonds	—	4,114	—	—	—	—	—	—	—	—	—	—	—	4,114
Central Bank promissory notes	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued by the Chilean Government and Central Bank	—	2,576	—	—	—	—	—	—	—	—	—	—	—	2,576
Other Instruments Issued in Chile
Deposit promissory notes from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mortgage bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Deposits in domestic banks	—	13,297	—	—	—	—	—	—	—	—	—	—	—	13,297
Bonds from other Chilean companies	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued in Chile	30,963	47,357	21,967	19,207	2,773	5,090	—	—	—	—	—	—	55,703	71,654
Instruments issued by foreign institutions
Instruments from foreign governments or Central Bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Total	30,963	67,344	21,967	19,207	2,773	5,090	—	—	—	—	—	—	55,703	91,641

As part of reverse repurchase and securities borrowing agreements the Bank has received securities that it is allowed to sell or repledge in the absence of default by the owner.  As of December 31, 2017 the Bank held securities with a fair value of Ch$95,665 million (Ch$54,499 million in 2016) on such terms.

(b)   The Bank obtains financing by selling financial instruments and committing to repurchase them at future dates, plus interest at a prefixed rate.  As of December 31, 2016 and 2017, the Bank has the following payables resulting from such transactions:

	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank of Chile
Central Bank bonds	10,568	5,169	—	—	—	—	—	—	—	—	—	—	10,568	5,169
Central Bank promissory notes	16,165	5,095	—	—	—	—	—	—	—	—	—	—	16,165	5,095
Other instruments issued by the Chilean Government and Central Bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other Instruments Issued in Chile
Deposit promissory notes from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mortgage bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from domestic banks	—	2,013	—	—	—	—	—	—	—	—	—	—	—	2,013
Deposits in domestic banks	174,078	114,359	16,006		—	56,762	—	—	—	—	—	—	190,084	171,121
Bonds from other Chilean companies	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued in Chile	—	11,994	—	—	—	—	—	—	—	—	—	—	—	11,994
Instruments issued by foreign institutions
Instruments from foreign governments or Central Bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Total	200,811	138,630	16,006	—	—	56,762	—	—	—	—	—	—	216,817	195,392

The carrying amount of securities lent and of “Payables from Repurchase Agreements and Security Lending” as of December 31, 2017 is Ch$195,437 million (Ch$223,721 million in 2016).  The counterparty is allowed to sell or repledge those securities in the absence of default by the Bank.